DEPOSITS AND PREPAID EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Deposits and Prepaid Expenses [Abstract]
Deposits and Prepaid Expenses Disclosure [Text Block]
7.	DEPOSITS AND PREPAID EXPENSES

The Company made temporary deposit payments for equity investments in the future development of a prawn farm hatchery and a prawn farm nursery.

	June 30, 2013	December 31, 2012

Deposits for
- purchases of equipment	$2,059,776	$318,192
- acquisition of land use rights	7,826,508	7,826,508
- inventories purchases	4,940,767	2,228,854
- aquaculture contract	6,022,708	7,062,600
- building materials	1,281,935	2,000,000
- proprietary technologies	2,254,839	2,254,839
- construction in progress	19,658,537	14,423,021
Miscellaneous	251,657	4,892,258
Shares issued for employee compensation and overseas professional	90,600	271,800
Temporary deposits paid to entities for investments in future Sino Foreign Joint Venture companies	7,704,670	6,030,785
	52,091,997	47,308,857

9.	DEPOSITS AND PREPAID EXPENSES

	2012	2011
	$	$
Deposits for Prepayments for purchases of equipment	318,192
Miscellaneous	4,892,258
Deposits for- acquisition of land use right	7,826,508	4,453,665
Deposits for- inventory purchases	2,228,854	5,190,952
Deposits for- aquaculture contract	7,062,600	3,085,164
Deposits for- building materials	2,000,000	-
Deposits for- proprietary technology	2,254,839	-
Prepayments for construction in progress	14,423,021	-
Shares issued for employee compensation and oversea professional fee	271,800	2,139,057
Temporary deposits payment for acquiring equity investments	6,030,785	-
	47,308,557	14,868,838

The Company made temporary deposit payments for equity investments in the future development of a prawn farm hatchery and a prawn farm nursery. Miscellaneous represents the value of the shares of the Company held by the custodian for convertible notes, rental and utility deposits, for sundries purchases and sundries prepaid expenses.